TAXATION - Income tax expense benefit (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of preferential treatments	(12.40%)	(2.50%)	2.50%
Effect on tax rates in different tax jurisdiction	36.10%	12.80%	(73.20%)
Tax effect of permanent difference	49.70%	(3.50%)	15.70%
Tax effect of R&D deduction and others	(21.20%)	(4.00%)	5.00%
Change in valuation allowance	68.80%	8.90%	(45.90%)
Effective tax rates	146.00%	36.70%	(70.90%)